Note 5. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]

Note 5.  Subsequent Events

In October 2011, two contracts with consulting firms for investor relations services were terminated.  In connection with the termination all previously issued shares for services were returned to the Company and subsequently cancelled.

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In October 2011, the Company issued to David E. Smith a secured convertible note (the “October 2011 Bridge Note”) and a warrant to purchase an aggregate of 2,615,385 shares of our common stock or in the event of a Qualified Financing, an amount equal to the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares of common stock issued in the Qualified Financing (the “October 2011 Bridge Warrant”).   In October 2011, in connection with the October 2011 Bridge Note, the Company entered into a Consent Agreement (the “Consent Agreement”) with Socius and David E. Smith (collectively, the “Parties”).  The Consent Agreement provided that the maturity date of the August 2011 Bridge Note be extended to January 5, 2012, and provided that the August 2011 Bridge Note and the October 2011 Bridge Note be secured by a first priority security interest in all of our assets on a pari passu basis.

In November 2011, we entered into Second Amended and Restated Secured Convertible Promissory Notes (the “Second Amended and Restated Notes”) with each of Socius and David E. Smith, to increase the outstanding principal amounts under the August 2011 Bridge Note as amended by the Amended and Restated Notes (as defined below) to $970,000 and the October 2011 Bridge Note as amended by the Amended and Restated Notes to $880,000.  Socius and David E. Smith had previously been issued Amended Secured Convertible Promissory Notes (the “Amended and Restated Notes”) in the principal amounts of $810,000 and $780,000, respectively.  In connection with the Second Amended and Restated Notes, Socius and David E. Smith had been issued warrants to purchase 3,730,769 and 3,384,615 shares of Common Stock, respectively, or in the event of a Qualified Financing, an amount equal to the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares of Common Stock issued in the Qualified Financing at a purchase price of $0.32 per share (the “Second Amended and Restated Warrants”), which amended and restated the Amended and Restated Warrants (as defined below).  In connection with the Amended and Restated Notes, Socius and David E. Smith previously had been issued warrants to purchase 3,115,385 and 3,000,000 shares of Common Stock, respectively, or in the event of a Qualified Financing, an amount equal to the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares of Common Stock issued in the Qualified Financing (the “Amended and Restated Warrants”).  The Second Amended and Restated Warrants for Socius and David E. Smith expire on August 17, 2016 and October 5, 2016, respectively.  The Second Amended and Restated Warrants contain anti-dilution provisions, and the per share exercise price of $0.32 and number of shares of Common Stock underlying the Second Amended and Restated Warrants are subject to adjustment for financings and share issuances below the exercise price.  The Second Amended and Restated Notes mature in January 2012 and bear interest at an annual rate of 12% payable in cash at maturity, prepayment or conversion.  The Second Amended and Restated Notes and any accrued interest are convertible at the holder’s option into Common Stock or securities in a Qualified Financing.  The conversion price for the Second Amended and Restated Notes is equal to the lower of (i) $0.26 per share of Common Stock, and (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing.  In November 2011, we entered into an amendment to the Consent Agreement (the “Consent Amendment”) with the Parties in connection with the Amended and Restated Notes to adjust the Parties’ respective sharing percentages in recoveries against collateral securing the Amended and Restated Notes in order to reflect the increased principal amounts thereunder. In November 2011, we subsequently entered into a further amendment to the Consent Amendment with the Parties in connection with the Second Amended and Restated Notes to adjust the Parties’ respective sharing percentages in recoveries against collateral securing the Second Amended and Restated Notes in order to reflect the increased principal amounts thereunder.

Note 14.  Subsequent Events

As previously disclosed in our definitive proxy statement on Schedule 14A with the Securities and Exchange Commission (SEC) on January 21, 2011, a special meeting was held on March 4, 2011 where the stockholders voted on the following matters: (1) approve the adoption of the proposed 2010 Stock Incentive Plan,  (2) approve a proposed amendment to our Certificate of Incorporation to increase the number of authorized shares of our common stock from 200,000,000 to 2,000,000,000, (3) approve a proposed amendment or amendments to our Certificate of Incorporation to effect one or more stock splits of our outstanding common stock and (4) approve a proposed amendment to our certificate of incorporation to change our name to from Hythiam, Inc. to Catasys, Inc.  On March 4, 2011, the special meeting was held and all of the proposals were approved.

On March 17, 2011, we filed a Certificate of Amendment to our Certificate of Incorporation, pursuant to which we increased the authorized shares of common stock to 2,000,000,000 shares and changed our name to Catasys, Inc. Effective March 17, 2011, the common stock of the Company began trading under CATS.OB. In connection with the increase in the authorized shares of common stock, a number of the Company’s outstanding obligations were triggered, including, conversion of the Notes, which converted into 15,514,364 shares of common stock.

On March 30, 2011, the Company entered into a consulting agreement with former director, Marc Cummins.  The agreement calls for Mr. Cummins to provide the following services: investor relations, financing advisory, board of director transitional and other services as mutually determined.  In consideration of such services, Mr. Cummins was granted 208,605 options to purchase our common stock at fair value ($2.84/share), vesting monthly over 4 years.  The agreement may terminate with thirty (30) days written notice by either party.